OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2021	2020
Other financial assets
Current
Convertible notes	1,267	860
Foreign exchange forward contracts	758	492
Guarantee deposits	—	190
Others	32	35
TOTAL	2,057	1,577

Non-current
Convertible notes	2,608	306
Equity instruments	22,088	10,478
Interest rate SWAP	534	—
Guarantee deposits	—	4,363
Others	3	—
TOTAL	25,233	15,147

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26)	61,561	19,729
Foreign exchange forward contracts	1,498	93
TOTAL	63,059	19,822

Non-current
Other financial liabilities related to business combinations (note 26)	51,509	73,639
Put option on minority interest of Walmeric (note 26)	15,423	—
Interest rate SWAP	—	737
TOTAL	66,932	74,376
18.1 Equity Instruments

Digital House investment

On December 31, 2020, Globant España S.A. entered into a share purchase agreement along side other two partners to acquire between the three of them 614,251 shares of Digital House Group Ltd, which 204,750 correspond to Globant España S.A, such amount was acquired for 9,167. On April 22, 2021, the Company entered into a subscription agreement pursuant to which the investors sell their participation in Acamica in exchange for an increase in Digital House's investment for 5,848. Additionally on September 30, 2021, the Company paid an additional 862, increasing it's investment to 15.8%. As of December 31, 2021 and 2020, the Company has a 15.8% and 15% equity interest on Digital House, respectively, and the amount disclosed is 15,877 and 9,167 as other financial assets non-current, respectively.

ELSA investment

On January 15, 2021, Globant España, signed a stock purchase agreement and acquired 4% of ELSA, Corp., for 2,700.

V.U investment

On April, 23, 2021, Globant España, signed a stock purchase agreement and acquired 3% of VU Inc., for 2,200.
Singularity investment

On July 8, 2019 ("issuance date"), Globant España S.A. and Singularity Education Group, agreed into a note purchase agreement whereby Globant España S.A. provides financing facility for 1,250. Interest on the entire outstanding principal balance is computed at an annual rate of 5%. Singularity Education Group shall repay the loan in full within 1 year from the effective date. Globant España S.A has the right to convert any portion of the outstanding principal into Conversion Shares of Singularity Education Group. As of December 31, 2019, the fair value of the loan agreement amounted to 1,280 and is disclosed as other financial assets current.
On August 27, 2020 Globant España S.A decided to convert all the outstanding principal into shares as mentioned in the previous note purchase agreement, Singularity Education Group issued through purchase conversion 10,655,788 shares at $0.1231 per share for a total amount of 1,311, such amount is disclosed as other financial asset non-current.